GOING CONCERN (Details Narrative) - USD ($)	9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Loss from operations	$ 11,791,792	$ 7,291,344	$ 12,437,941	$ 1,776,490
Accumulated deficit	40,666,597		28,868,189	$ 16,285,222
Working capital deficit	$ 3,095,005		$ 1,693,741